REVERSE STOCK SPLIT (Details)	Nov. 09, 2020	Oct. 22, 2020	May 26, 2020
Reverse Stock Split [Abstract]
Stockholders' Equity, Reverse Stock Split	5-for-8	5-for-8	1-for-20